ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in 2022
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash	$10,317	$6,488	$661	$17,466
Contingent and other non-cash consideration	535	29	225	789
Total consideration	$10,852	$6,517	$886	$18,255

Cash and cash equivalents	$736	$76	$14	$826
Accounts receivable and other, net	521	461	31	1,013
Inventory, net	15	171	129	315
Property, plant and equipment	774	364	42	1,180
Intangible assets	5,718	4,373	348	10,439
Goodwill	5,569	1,492	363	7,424
Financial assets	4,543	4	—	4,547
Equity accounted investments and other assets	426	309	1	736
Accounts payable and other	(1,460)	(451)	(42)	(1,953)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)	—	—	(4,543)
Deferred income tax liabilities	(1,366)	(282)	—	(1,648)
Net assets acquired before non-controlling interests	$10,933	$6,517	$886	$18,336
Non-controlling interests acquired	(81)	—	—	(81)
Net assets acquired	$10,852	$6,517	$886	$18,255
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(1)The fair values of acquired assets, assumed liabilities and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period.
Business services
La Trobe Financial Services Pty Limited (“La Trobe”)
On May 31, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in La Trobe, an Australian residential mortgage lender, for total consideration of $1.1 billion, funded with debt, equity, non-cash and contingent consideration. The partnership received 100% of the voting rights in La Trobe, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $392 million was recognized and represents the growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $646 million were acquired as part of the transaction, comprising management contract rights, mortgage broker channel, computer software and brand name. Other items include $4.5 billion of loans receivable, $4.5 billion of borrowings and $27 million of other net liabilities. Transaction costs of approximately $8 million were recorded as other expenses in the consolidated statements of operating results.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $259 million and $17 million of net income attributable to Unitholders from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $402 million and net income of $35 million attributable to Unitholders for the year ended December 31, 2022.
CDK Global, Inc. (“CDK Global”)
On July 6, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in CDK Global, a provider of technology services and software solutions to automotive dealers. Total consideration was $8.3 billion, funded with debt and equity. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $4.6 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $4.8 billion were acquired as part of the transaction, comprising customer relationships, trademarks and developed technology. Other items included $301 million of cash and cash equivalents, $375 million of accounts receivable and other, $953 million of accounts payable and other, $1.1 billion of deferred tax liabilities and $361 million of other net assets. Transaction costs of approximately $15 million were recorded as other expenses in the consolidated statements of operating results. Non-controlling interests of $81 million were recognized and measured at fair value.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $889 million and $42 million of net loss attributable to Unitholders from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $1.8 billion and a net loss of $107 million attributable to Unitholders for the year ended December 31, 2022.
Magnati - Sole Proprietorship LLC (“Magnati”)
On August 8, 2022, the partnership, together with institutional partners, acquired a 60% economic interest in Magnati, a technology-enabled services provider in the payment processing space. Total consideration for the business was $763 million, funded with debt and equity and included contingent consideration payable to the former shareholder if certain performance targets are met and non-cash consideration from the former shareholder for retention of their 40% economic interest. The partnership received 60% of the voting rights in Magnati, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $500 million was recognized and represents the growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $226 million were acquired as part of the transaction, comprising customer relationships, trade name and service contracts. Other items include $345 million of financial assets and $308 million of other net liabilities. Transaction costs of approximately $3 million were recorded as other expenses in the consolidated statements of operating results.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $59 million and $3 million of net income attributable to Unitholders from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $127 million and a net income of $8 million attributable to Unitholders for the year ended December 31, 2022.
Unidas Locadora S.A. (“Unidas”)
On October 1, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Unidas, a leading full-service car rental business in Brazil. Total consideration was $726 million, funded with debt, equity, non-cash and contingent consideration. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $98 million was recognized and represents growth the partnership expects to experience from the operations. Other items include $664 million of property, plant and equipment primarily related to the fleet of rental cars and $36 million of other net liabilities. Transaction costs of approximately $1 million were recorded as other expenses in the consolidated statements of operating results.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $105 million and $2 million of net loss attributable to Unitholders from the acquisition.
Infrastructure services
Scientific Games, LLC (“Scientific Games”)
On April 4, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Scientific Games, a service provider to government-sponsored lottery programs with capabilities in game design, distribution, systems and terminals and turnkey technology solutions. Total consideration was $5.8 billion, comprising debt and equity. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.2 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $4.0 billion were acquired as part of the transaction which primarily comprised customer relationships, brand names and software. Other items include $562 million of other net assets. Transaction costs of approximately $16 million were recorded as other expenses in the consolidated statements of operating results.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $832 million and $32 million of net loss attributable to Unitholders from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $1.1 billion and net loss of $30 million attributable to Unitholders for the year ended December 31, 2022.
BHI Energy, Inc. (“BHI Energy”)
On May 27, 2022, the partnership’s nuclear technology services operations acquired a 100% economic interest in BHI Energy for total consideration of $737 million. The partnership received 100% of the voting rights through its nuclear technology services operations, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $257 million was recognized, of which $68 million was deductible for tax purposes and represents growth the partnership’s nuclear technology services operations expect to experience from the operations. Intangible assets of $390 million were acquired as part of the transaction, comprising customer relationships and brand names. Other items include $90 million of other net assets. Transaction costs of approximately $8 million were recorded as other expenses in the consolidated statements of operating results.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $649 million and $17 million of net loss attributable to Unitholders from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $1.1 billion and net loss of $20 million attributable to Unitholders for the year ended December 31, 2022.
Industrials
TexTrail Inc. (“TexTrail”)
On October 5, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in TexTrail, a leading distributor of axles and trailer components. Total consideration was $886 million, funded with debt and equity. The partnership received 100% of the voting rights through its engineered components manufacturing operations, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $363 million was recognized, of which $278 million was deductible for tax purposes and represents growth the partnership expects to experience from the operations. Intangible assets of $348 million were acquired as part of the transaction which primarily comprised customer relationships, trade names and trademarks. Other items include $175 million of other net assets. Transaction costs of approximately $6 million were recorded as other expenses in the consolidated statements of operating results.
The partnership’s results from operations for the period ended December 31, 2022 include revenues of $73 million and $7 million of net loss attributable to Unitholders from the acquisition. If the acquisition had been effective January 1, 2022, the partnership would have recorded revenues of $382 million and net income of $9 million attributable to Unitholders for the year ended December 31, 2022.
(b)Acquisitions completed in 2021
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Cash	$219	$4,806	$4,040	$9,065
Contingent and other non-cash consideration	63	19	358	440
Total consideration	$282	$4,825	$4,398	$9,505

Cash and cash equivalents	$11	$100	$165	$276
Accounts receivable and other, net	52	412	304	768
Inventory, net	—	104	484	588
Property, plant and equipment	56	1,967	467	2,490
Intangible assets	84	1,941	2,509	4,534
Goodwill	290	1,759	1,821	3,870
Equity accounted investments and other assets	9	5	28	42
Accounts payable and other	(96)	(846)	(769)	(1,711)
Non-recourse borrowings in subsidiaries of the partnership	(103)	(27)	(2)	(132)
Deferred income tax liabilities	(21)	(590)	(599)	(1,210)
Net assets acquired before non-controlling interests	$282	$4,825	$4,408	$9,515
Non-controlling interests acquired	—	—	(10)	(10)
Net assets acquired	$282	$4,825	$4,398	$9,505
Business services
Everise Holdings Pte Ltd. (“Everise”)
On January 8, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Everise, a customer management solutions provider that specializes in managing customer interactions for large global healthcare and technology clients primarily based in the U.S. Total consideration was $282 million, funded with equity, and included contingent consideration payable to former shareholders if certain performance targets are met. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
The acquisition contributed $84 million of intangible assets, $103 million of non-recourse borrowings and $11 million of other net assets. Goodwill of $290 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Transaction costs of $7 million were recorded as other expenses in the 2021 consolidated statements of operating results.
Industrials
Aldo Componentes Eletrônicos LTDA (“Aldo”)
On August 31, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Aldo, a leading distributor of solar power solutions for the distributed generation market in Brazil. Total consideration was $623 million, funded with equity and included contingent consideration payable to former shareholder if certain performance targets are met. The determination of the final settlement amount ranges from $nil to $340 million. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
The acquisition contributed $297 million of intangible assets, $59 million of cash and cash equivalents, $48 million of inventory, $100 million of deferred tax liabilities and other net liabilities of $100 million. Goodwill of $419 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized is not deductible for income tax purposes.
DexKo Global Inc. (“DexKo”)
On October 4, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in DexKo, a leading global manufacturer of highly engineered components primarily for industrial trailers and other towable-equipment providers and a related acquisition shortly thereafter that was not significant to the partnership. Total consideration was $3.8 billion, funded with debt and equity and included contingent consideration payable to former shareholders related to the realization of tax savings from the utilization of certain tax deductions which arose in connection with the acquisition. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.4 billion was recognized and represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $2.2 billion were acquired as part of the transaction, primarily comprised customer relationships, proprietary technology and patents and trademarks. Transaction costs of approximately $9 million were recorded as other expenses in the 2021 consolidated statements of operating results. Non-controlling interests of $10 million were recognized and measured at fair value.
Infrastructure services
Modulaire Investments 2 S.à r.l. (“Modulaire”)
On December 15, 2021, the partnership, together with institutional partners, acquired a 100% economic interest in Modulaire, a provider of modular building leasing services in Europe and Asia-Pacific. Total consideration was $4.8 billion, funded with equity, debt and non-cash consideration. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.7 billion was recognized and represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $1.9 billion that were acquired as part of the transaction, primarily comprised customer relationships and brand names. Transaction costs of approximately $23 million were recorded as other expenses in the 2021 consolidated statements of operating results.